LOAN PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 8. LOAN PAYABLE

On October 5, 2023, the Company borrowed a 10-years term loan of $475,434 (HK$3,697,002) as working capital at an annual interest rate of Hong Kong Prime Lending Rate minus 2.25% per annum under the loan agreement with HSBC (Hong Kong) signed on October 13, 2023. Repayments are to be made on a monthly basis throughout the term of the loan. The loan was under the SME Financing Guarantee Scheme (“Scheme”), the Scheme was launched on January 1, 2011 by The Hong Kong Mortgage Corporation Limited (“HKMC”), to ease the cash flow problems of Enterprises adversely affected by the outbreak of COVID-19, a Special 100% Loan Guarantee would be introduced under the Scheme. The loans under the Special 100% Loan Guarantee are fully guaranteed by the Hong Kong Government at a concessionary low-interest rate.

On January 2, 2025, due to a general decline in the market lending rate, the applicable annual interest rate was automatically adjusted by the lender from 3.125% to 3.000% pursuant to the original loan agreement. As of December 31, 2025, no principal payment had been made, and the outstanding loan balance is $473,566.

Bank borrowings are as follows as of December 31, 2025 and March 31, 2025:

	Interest rate	December 31, 2025	March 31, 2025
HSBC (Hong Kong) – 100% Guarantee Loan	3.00%	$473,566	$473,566

Less: current portion of long-term bank borrowings		(10,740)	(378)
Non-current portion of long-term bank borrowings		$462,826	$473,188

Interest expense pertaining to the above bank borrowings for the nine months ended December 31, 2025 and 2024 amounted to $10,482 and $44,857, respectively.

Maturities of the bank borrowings were as follows:

As of
December 31, 2025
2026	10,740
2027	46,963
Thereafter	415,863
Total bank borrowings repayments	$473,566

As of the date of this filing, the principal amount of the bank borrowings as of December 31, 2025 has not been repaid yet.

NOTE 6. LOAN PAYABLE

On October 5, 2023, the Company borrowed a 10-years term loan of $475,434 (HK$3,697,002) as working capital at an annual interest rate of Hong Kong Prime Lending Rate minus 2.25% per annum under the loan agreement with HSBC (Hong Kong) signed on October 13, 2023. Repayments are to be made on a monthly basis throughout the term of the loan. The loan was under the SME Financing Guarantee Scheme (“Scheme”), the Scheme was launched on January 1, 2011 by The Hong Kong Mortgage Corporation Limited (“HKMC”), to ease the cash flow problems of Enterprises adversely affected by the outbreak of COVID-19, a Special 100% Loan Guarantee would be introduced under the Scheme. The loans under the Special 100% Loan Guarantee are fully guaranteed by the Hong Kong Government at a concessionary low-interest rate.

On January 2, 2025, due to a general decline in the market lending rate, the applicable annual interest rate was automatically adjusted by the lender from 3.125% to 3.000% pursuant to the original loan agreement. As of March 31, 2025, a principal payment of $15,000 had been made, reducing the outstanding loan balance to $473,566.

Bank borrowings are as follows as of March 31, 2025 and 2024:

	Interest rate	March 31, 2025	March 31, 2024
HSBC (Hong Kong) - 100% Guarantee Loan	3.000%	$473,566	$472,477

Less: current portion of long-term bank borrowings		(378)	(18,645)
Non-current portion of long-term bank borrowings		$473,188	$453,832

Interest expense pertaining to the above bank borrowings for the years ended March 31, 2025, 2024 and 2023 amounted to $16,298, $7,137 and nil, respectively.

Maturities of the loan payable were as follows:

Year ended March 31, 2025
2026	$21,971
2027	47,317
Thereafter	403,900
Total loan payables	$473,188